Basic and Diluted Earnings Per Share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								9 Months Ended			12 Months Ended
	Aug. 01, 2021	Oct. 31, 2021	Oct. 31, 2021		Jul. 22, 2021	May 02, 2021	Nov. 01, 2020	Aug. 02, 2020	May 03, 2020	Oct. 31, 2021		Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Basic earnings per share:
Net income	$ (37.0)	$ 72.3	$ 109.3		$ 46.5	$ 27.4	$ 21.6	$ 18.1	$ (3.2)	$ 146.2		$ 36.5	$ 37.3	$ 35.6	$ 30.3
Net income attributable to non-controlling interests		29.2	44.9	[1]						$ 27.9	[1]
Net income available to Class A common stock		$ 43.1	$ 64.4
Weighted average shares outstanding - basic		156,869,487	158,986,524	[2]						156,869,487	[2]
Net income per share - basic (in dollars per share)		$ 0.27	$ 0.41	[2]						$ 0.27	[2]
Diluted earnings per share:
Net income available to common shareholders - basic		$ 43.1	$ 64.4
Increase to net income attributable to dilutive instruments		20.9	32.1
Net income available to common shareholders - diluted		$ 64.0	$ 96.5
Weighted average shares outstanding - basic		156,869,487	158,986,524	[2]						156,869,487	[2]
Incremental shares of common stock attributable to dilutive instruments		86,211,113	85,595,592
Weighted average shares outstanding - diluted		243,080,600	244,582,116	[2]						243,080,600	[2]
Net income per share - diluted (in dollars per share)		$ 0.26	$ 0.39	[2]						$ 0.26	[2]

[1]	Prior to the Reorganization Transactions, as described in Note 1, there was no income attributable to Core & Main, Inc. See Note 1 for a description of the Basis of Presentation of the consolidated financial statements.
[2]	Represents basic and diluted earnings per share of Class A common stock and weighted average shares of Class A common stock outstanding for the three months ended October 31, 2021 and the period from July 23, 2021 through October 31, 2021, which is the period following the Reorganization Transactions described in Note 1. The Company analyzed the calculation of earnings per share for the periods prior to the Reorganization Transactions and determined that it resulted in values that would not be meaningful to the users of the condensed consolidated financial statements. Therefore, there is no earnings per share attributable to Core & Main, Inc. for the periods prior to the Reorganization Transactions on July 22, 2021.